Annual Total Returns[BarChart] - Transamerica International Growth VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.06%)	22.16%	18.09%	(5.17%)	0.08%	0.08%	27.24%	(17.70%)	27.68%	20.90%